Goodwill and Intangible Assets, Net - Schedule of Finite-Lived Intangible Assets, Future Amortization Expense (Details) - Marketwise, LLC - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Finite-Lived Intangible Assets [Line Items]
2021/Remainder of 2021	$ 1,026
2021/2022	2,090	$ 1,599
2022/2023	1,926	1,335
2023/2024	1,436	1,149
2024/2025	1,005	657
2025 and beyond/2026 and beyond	$ 961	337
Net Book Value		$ 5,077